Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Securities
Amortized cost	$ 48,466	$ 24,472
Loans
Consumer instalment and other personal	70,148	67,736
Credit cards	7,889	8,859
Business and government	243,246	227,609
Loans gross of allowance for loan losses	448,307	427,944
Deposits	659,034	568,143
Securitization and structured entities' liabilities	26,889	27,159
Subordinated debt	8,416	6,995
Fair Value [Member]
Securities
Amortized cost	49,009	24,622
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	48,466	24,472
Loans
Residential mortgages	126,882	123,676
Consumer instalment and other personal	69,480	67,200
Credit cards	7,556	8,623
Business and government	238,239	224,442
Loans gross of allowance for loan losses	442,157	423,941
Deposits	640,961	552,314
Securitization and structured entities' liabilities	26,889	27,159
Subordinated debt	8,416	6,995
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	49,009	24,622
Loans
Residential mortgages	128,815	124,093
Consumer instalment and other personal	70,192	67,516
Credit cards	7,556	8,623
Business and government	239,929	225,145
Loans gross of allowance for loan losses	446,492	425,377
Deposits	643,156	553,444
Securitization and structured entities' liabilities	27,506	27,342
Subordinated debt	8,727	7,223
Not Carried At Fair Value [member] | Fair Value [Member] | Valued using quoted market prices [member]
Securities
Amortized cost	18,831	13,612
Not Carried At Fair Value [member] | Fair Value [Member] | Valued using models (with observable inputs) [member]
Securities
Amortized cost	30,178	11,010
Loans
Residential mortgages	128,815	124,093
Consumer instalment and other personal	70,192	67,516
Credit cards	7,556	8,623
Business and government	239,929	225,145
Loans gross of allowance for loan losses	446,492	425,377
Deposits	643,156	553,444
Securitization and structured entities' liabilities	27,506	27,342
Subordinated debt	$ 8,727	$ 7,223